Schedule of Income Before Income Tax by Jurisdiction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total	$ 269,725	$ 1,406,150	$ 2,363,453
SINGAPORE
Total	720,274	1,406,150	2,363,453
CAYMAN ISLANDS
Total	(442,817)
KOREA, REPUBLIC OF
Total	$ (7,732)